Long-term Debt - Additional disclosures (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Long-term Debt
Repayment of senior secured term loans		$ 1	$ 4
Unconditional guarantee, Percentage of EBITDA		70.00%
Minimum
Long-term Debt
Unconditional guarantee, Percentage of consolidated assets		70.00%
Unconditional guarantee, Amount of EBITDA		$ 100
Letters of credit
Long-term Debt
Outstanding borrowings	$ 0	0		$ 0
Tranche B 3 DDTL Facility
Long-term Debt
Debt principal amount	200	200
Remaining borrowing capacity	$ 0	0
Unused commitment fee (percentage)	3.00%
Senior secured initial term loans
Long-term Debt
Payment of contractual quarterly installment	$ 1	1
Repayment of senior secured term loans	1	$ 1
Senior secured revolving credit facility
Long-term Debt
Unused commitment fee (percentage)		0.375%
Outstanding borrowings	0	$ 0		$ 0
Senior secured revolving credit facility | Line of credit, foreign currencies
Long-term Debt
Maximum borrowing capacity	30	30
Senior secured revolving credit facility | Letters of credit
Long-term Debt
Maximum borrowing capacity	10	10
Senior secured revolving credit facility | Swingline borrowings
Long-term Debt
Maximum borrowing capacity	$ 10	$ 10
Senior secured credit agreement
Long-term Debt
Percentage of annual excess cash flow		50.00%
Percentage of net cash proceeds from certain asset sales and casualty events		100.00%
Percentage of net cash proceeds from the incurrence of certain indebtedness		100.00%
Percentage of net cash proceeds from the consummation of any initial public offering		50.00%
Effective interest rate	7.00%	7.00%
Senior secured credit agreement | Minimum
Long-term Debt
Minimum aggregate amount of Liquidity	$ 200	$ 200
Senior secured credit agreement | Maximum
Long-term Debt
Leverage ratio		3.25%
Senior secured credit agreement | Letters of credit | Minimum
Long-term Debt
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount		35.00%